Common Stock (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 25, 2020	Apr. 23, 2018	Apr. 20, 2018	Sep. 30, 2016
Profit-sharing plan shares, net, value	$ 6,970,000	$ 1,939,000
Value of shares issued for cash			$ 418,000	$ (9,673,000)
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Share-based compensation tax withholding payment				$ 6,861,000
Income tax withholdings on shares sold back			$ 5,609,000
Deferred compensation arrangement with individual, shares issued, gross (in shares)			759,624	3,340,904
Shares sold			3,082,607	1,008,319
Stock Option
Stock repurchased during period (in shares)			1,516,616	913,608
Stock option exercises, net (in shares)			4,731,158	3,738,182
Share-based compensation tax withholding payment			$ 2,324,000
Issuance of shares for options, other than cash			3,457,887	2,491,402
Income tax withholdings on shares sold back				$ 1,577,000
Equity Incentive Plan | Performance Based Restricted Stock Units Rsus Two Thousand Sixteen [Member]
Shares repurchased by Company after exercise			$ 8,838,000	$ 8,571,000
Shares repurchased by Company after exercise (in shares)			1,126,747
Private Placement
Value of shares issued for cash	$ (57,000)	$ 420,000
Common Stock
Outstanding shares	262,227,036	255,077,438	254,842,949	250,283,513
Stock repurchased during period (in shares)	549,834	258,103
Profit-sharing plan shares, net, value	$ 5,000	$ 3,000
Stock option exercises, net (in shares)	3,506,103	2,979,031
Common Stock | Private Placement
Value of shares issued for cash		$ 1,000
Deferred Compensation, Share-based Payments [Member] | Deferred Profit Sharing
Stock repurchased during period (in shares)	549,834	258,103	318,203	465,979
Profit-sharing plan shares, net, value	$ 6,970,000	$ 1,939,000	$ 2,417,000	$ 3,387,000
Class A and Class B Common Stock
Stock option exercises, net (in shares)			3,214,542	2,812,998
Value of shares issued for cash				$ (13,000)
Class A and Class B Common Stock | Equity Incentive Plan | Performance Based Restricted Stock Units Rsus Two Thousand Sixteen [Member]
Shares repurchased by Company after exercise (in shares)				1,131,928
Class A Common Stock
Common stock shares authorized (up to) (in shares)	100,000,000		320,000,000	320,000,000	100,000,000		320,000,000
Outstanding shares	11,601,757		11,601,757	11,601,757
Class B Common Stock
Common stock shares authorized (up to) (in shares)	1,800,000,000		600,000,000	600,000,000	1,800,000,000		600,000,000
Outstanding shares	250,625,279		243,241,192	238,681,756
Common Stock Purchase Agreement, Amount Authorized	$ 250,000,000					$ 250,000,000		$ 200,000,000
Stock repurchased during period (in shares)	3,769,345
Number of each Class B common stock converted			1.00%
Class B Common Stock | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Share-based compensation tax withholding payment	$ 1,877,000	$ 4,972,000
Deferred compensation arrangement with individual, shares issued (in shares)	2,984,531	2,233,807	2,322,983	2,332,585
Deferred compensation arrangement with individual, shares issued, gross (in shares)	3,165,759	2,913,613
Shares sold	181,228	679,806
Class B Common Stock | Stock Option
Shares exercised, net of shares withheld (in shares)	3,506,103
Stock option exercises, net (in shares)	4,864,944
Shares withheld for cost of options and tax withholding obligation	1,358,841
Share-based compensation tax withholding payment	$ 3,618,000	$ 2,270,000		$ 2,187,000
Share-based Payment Arrangement, Cash Used to Settle Award	$ 7,776,000
Class B Common Stock | Private Placement
Number of shares sold (in shares)	4,574,567	791,873	791,873	5,151,019
Stock repurchased during period (in shares)		622,873	622,873	2,139,466
Sale of stock, consideration received	$ 58,349,000	$ 4,510,000	$ 4,510,000	$ 16,220,000
Class B Common Stock | Private Placement, Direct Investor Investment
Number of shares sold (in shares)	805,053	169,000	169,000	3,011,553
Sale of stock, consideration received	$ 12,462,000	$ 1,224,000	$ 1,224,000	$ 22,792,000
Class B Common Stock | Common Stock
Shares exercised, net of shares withheld (in shares)		2,979,031	3,214,542	2,812,998
Stock option exercises, net (in shares)		4,372,294	4,731,158	3,726,606
Shares withheld for cost of options and tax withholding obligation		1,393,263	1,273,271	1,235,204
Value of shares issued for cash			$ 3,627,000
Class B Common Stock | Common Stock | Stock Option
Share-based Payment Arrangement, Cash Used to Settle Award		$ 3,054,000